Appendix II: Board and Senior Management Compensation	12 Months Ended
Dec. 31, 2017
Disclosure Of Compensation [Abstract]
Appendix II: Board and Senior Management Compensation
Appendix II: Board and Senior Management Compensation
TELEFÓNICA, S.A.
(Amounts in euros)

Directors	Salary[1]	Fixed compen-sation[2]	Attendance fees[3]	Short-term variable compensation[4]	Compensation for belonging to Committees of the Board[5]	Other items[6]	Total
Mr. José María Álvarez-Pallete López	1,923,100	—	—	3,430,430	—	5,802	5,359,332
Mr. Isidro Fainé Casas	—	200,000	—	—	80,000	—	280,000
Mr. José María Abril Pérez	—	200,000	7,000	—	91,200	—	298,200
Mr. Ángel Vilá Boix[7]	697,490	—	—	—	—	7,341	704,831
Ms. Eva Castillo Sanz	—	120,000	27,000	—	33,600	—	180,600
Mr. Juan Ignacio Cirac Sasturain	—	120,000	9,000	—	11,200	—	140,200
Mr. José Javier Echenique Landiríbar	—	120,000	18,000	—	109,867	—	247,867
Mr. Peter Erskine	—	120,000	17,000	—	113,600	—	250,600
Ms. Sabina Fluxà Thienemann	—	120,000	10,000	—	11,200	—	141,200
Mr. Luiz Fernando Furlán	—	120,000	5,000	—	7,467	—	132,467
Ms. Carmen García de Andrés[7]	—	78,667	8,000	—	12,009	—	98,676
Mr. Peter Löscher	—	120,000	9,000	—	11,200	—	140,200
Mr. Ignacio Moreno Martínez	—	120,000	28,000	—	38,267	—	186,267
Mr. Francisco Javier de Paz Mancho	—	120,000	34,000	—	124,800	—	278,800
Mr. Francisco José Riberas Mera[7]	—	78,667	—	—	—	—	78,667
Mr. Wang Xiaochu	—	120,000	—	—	—	—	120,000

1 Salary: Regarding Mr. José María Álvarez-Pallete López, it includes the amount of non-variable payments and that which the Board Member has received for his executive tasks. Regarding Mr. Ángel Vilá Boix, he was appointed Board Member of the Company on July 26, 2017, including from this date the amount of non-variable payments and that which the Board Member has received for his executive tasks.
2 Fixed remuneration: Amount of the compensation in cash, with a pre-established payment period, whether or not consolidated at the time and received by the Board Member for their membership to the Board, regardless of the effective attendance of the Board Member to the Board meetings.
3 Allowance: Total amount of the allowances for attending the meetings of the Advisory or Control Committees.
4 Short-term variable remuneration (bonus): Variable amount linked to the performance or the achievement of a series of individual or group objectives (quantitative or qualitative) in a period equal to or less than one year, corresponding to 2016 and paid in 2017. With regard to the bonus corresponding to 2017, and which will be paid in 2018, Executive Board Member Mr. José María Álvarez-Pallete López will earn 3,426,964 euros and Executive Board Member Mr. Ángel Vilá Boix will earn 990,000 euros (the Bonus of Mr. Vilá only includes the amount accrued since his appointment as Director of the Company, on July 26, 2017).
5 Remuneration for membership to the Board Committees: Amount of the compensation in cash, with a pre-established payment period, whether or not consolidated at the time and received by the Board Member for their membership to the Delegated Committee and to the Advisory or Control Committees, regardless of the effective attendance of the Board Member to the Advisory or Control Committee meetings.
6 Other items: Among others, it includes the amounts received in concept of payment in kind (general medical insurance and dental and vehicle coverage), fulfilled by Telefónica, S.A.
7 Ms. Carmen García de Andrés and Mr. Francisco José Riberas Mera were appointed Board Members of the Company on May 4, 2017, and Mr. Ángel Vilá Boix was appointed Board Member on July 26, 2017, reflecting, therefore, the received payment, respectively, from the dates mentioned.

Likewise, Mr. César Alierta Izuel, Mr. Gonzalo Hinojosa Fernández de Angulo, and Mr. Pablo Isla Álvarez de Tejera, stood down as Board Members on May 4, 2017, Mr. Julio Linares López stood down as Board Member on July 26, 2017, and Mr. Antonio Massanell Lavilla stood down as Board Member on December 21, 2017, reflecting below the payment received by them, respectively, in 2017 until the dates mentioned.

Directors	Salary[1]	Fixed compen-sation[2]	Attendance fees[3]	Short-term variable compensation[4]	Compensation for belonging to Committees of the Board[5]	Other items[6]	Total
Mr. César Alierta Izuel	—	213,556	—	—	—	169	213,725
Mr. Gonzalo Hinojosa Fernández de Angulo	—	41,333	4,000	—	46,845	—	92,178
Mr. Pablo Isla Álvarez de Tejera	—	41,333	—	—	3,858	—	45,191
Mr. Julio Linares López	—	116,667	11,000	—	19,600	—	147,267
Mr. Antonio Massanell Lavilla	—	120,000	30,000	—	56,000	—	206,000

1 Salary: Includes the amount of non-variable payments and that which the Board Member has received for their executive tasks.
2 Fixed remuneration: Amount of the compensation in cash, with a pre-established payment period, whether or not consolidated at the time and received by the Board Member for their membership to the Board, regardless of the effective attendance of the Board Member to the Board meetings.
3 Allowance: Total amount of the allowances for attending the meetings of the Advisory or Control Committees.
4 Short-term variable remuneration (bonus): Variable amount linked to the performance or achievement of a series of individual or group objectives (quantitative or qualitative) in a period equal to or less than one year, corresponding to 2016 and paid in 2017.
5 Remuneration for membership to the Board Committees: Amount of the compensation in cash, with a pre-established payment period, whether or not consolidated at the time and received by the Board Member for their membership to the Delegated Committee and to the Advisory or Control Committees, regardless of the effective attendance of the Board Member to the Advisory or Control Committee meetings.
6 Other items: Among others, it includes the amounts received under payment in kind (general medical insurance and dental coverage), fulfilled by Telefónica, S.A.

Likewise, specifying the figures included in the previous box, the payment received by the Board Members of Telefónica for their membership to the different Advisory or Control Committees during 2017 is specifically detailed below, including both fixed allocation and attendance allowances.

ADVISORY OR CONTROL COMMITTEES OF TELEFÓNICA, S.A.
(Amounts in euros)

Directors	Audit and Control	Nominating, Compensation and Corporate Governance	Service Quality and Customer Service	Strategy and Innovation	Regulation and Institutional Affairs	TOTAL 2017
Mr. José María Álvarez-Pallete López	—	—	—	—	—	—
Mr. Isidro Fainé Casas	—	—	—	—	—	—
Mr. José María Abril Pérez	—	—	—	18,200	—	18,200
Mr. Ángel Vilá Boix	—	—	—	—	—	—
Ms. Eva Castillo Sanz	—	—	17,200	22,200	21,200	60,600
Mr. Juan Ignacio Cirac Sasturain	—	—	—	20,200	—	20,200
Mr. José Javier Echenique Landiríbar	34,400	13,467	—	—	—	47,867
Mr. Peter Erskine	—	19,200	—	31,400	—	50,600
Ms. Sabina Fluxà Thienemann	—	21,200	—	—	—	21,200
Mr. Luiz Fernando Furlán	—	12,467	—	—	—	12,467
Ms. Carmen García de Andrés	13,342	—	6,667	—	—	20,009
Mr. Peter Löscher	—	—	—	20,200	—	20,200
Mr. Ignacio Moreno Martínez	22,200	—	17,200	—	26,867	66,267
Mr. Francisco Javier de Paz Mancho	23,200	33,400	—	—	22,200	78,800
Mr. Francisco José Riberas Mera	—	—	—	—	—	—
Mr. Wang Xiaochu	—	—	—	—	—	—

Mr. César Alierta Izuel, Mr. Gonzalo Hinojosa Fernández de Angulo, and Mr. Pablo Isla Álvarez de Tejera, stood down as Board Members on May 4, 2017, Mr. Julio Linares López stood down as Board Member on July 26, 2017, and Mr. Antonio Massanell Lavilla stood down as Board Member on December 21, 2017, reflecting below the payment received by them, respectively, in 2017 until the dates mentioned.

Directors	Audit and Control	Nominating, Compensation and Corporate Governance	Service Quality and Customer Service	Strategy and Innovation	Regulation and Institutional Affairs	TOTAL 2017
Mr. César Alierta Izuel	—	—	—	—	—	—
Mr. Gonzalo Hinojosa Fernández de Angulo	4,858	5,858	3,858	3,858	4,858	23,290
Mr. Pablo Isla Álvarez de Tejera	—	3,858	—	—	—	3,858
Mr. Julio Linares López	—	—	9,533	—	21,067	30,600
Mr. Antonio Massanell Lavilla	23,200	—	28,400	15,200	19,200	86,000
The following table breaks down the amounts received from other companies of the Telefónica Group other than Telefónica, S.A. individually, by the Board Members of the Company, by the performance of executive duties or by their membership to the Board of Directors of said companies:

OTHER COMPANIES OF THE TELEFÓNICA GROUP
(Amounts in euros)

Directors	Salary[1]	Fixed compen-sation[2]	Attendance fees[3]	Short-term variable compensation[4]	Compensation for belonging to Committees of the Board[5]	Other items[6]	Total
Mr. José María Álvarez-Pallete López	—	—	—	—	—	—	—
Mr. Isidro Fainé Casas	—	—	—	—	—	—	—
Mr. José María Abril Pérez	—	—	—	—	—	—	—
Mr. Ángel Vilá Boix	—	—	—	—	—	—	—
Ms. Eva Castillo Sanz	—	80,000	—	—	—	—	80,000
Mr. Juan Ignacio Cirac Sasturain	—	—	—	—	—	—	—
Mr. José Javier Echenique Landiríbar	—	—	—	—	—	—	—
Mr. Peter Erskine	—	12,403	—	—	—	—	12,403
Ms. Sabina Fluxà Thienemann	—	—	—	—	—	—	—
Mr. Luiz Fernando Furlán	—	98,418	—	—	—	—	98,418
Ms Carmen García de Andrés	—	—	—	—	—	—	—
Mr. Peter Löscher	—	—	—	—	—	—	—
Mr. Ignacio Moreno Martínez	—	—	—	—	—	—	—
Mr. Francisco Javier de Paz Mancho	—	285,464	—	—	—	—	285,464
Mr. Francisco José Riberas Mera	—	—	—	—	—	—	—
Mr. Wang Xiaochu	—	—	—	—	—	—	—

1 Salary: Amount of non-variable payments and that which the Board Member of other companies of the Telefónica Group has received for their executive tasks.
2 Fixed remuneration: Amount of the compensation in cash, with a pre-established payment period, whether or not consolidated at the time and received by the Board Member for their membership to the board of directors of other Companies of the Telefónica Group.
It is hereby clarified that Mr. Eva Castillo Sanz has accrued an amount of 80,000 euros during 2017, for his membership to the Supervisory Board of Telefónica Deutschland Holding, A.G. Likewise, Mr. Peter Erskine has accrued an amount of 20,000 euros during 2017, for his membership to the Supervisory Board of Telefónica Deutschland Holding, A.G. Likewise, Mr. Ángel Vilá Boix has accrued an amount of 2,000 euros during 2017, for his membership to the Supervisory Board of Telefónica Deutschland Holding, A.G. On the drawing date of this document, none of the amounts mentioned have been paid, which is why they have not been consigned in the box (that only includes amounts received in 2017).
3 Allowance: Total amount of the allowances for attending the board of director meetings of other Companies of the Telefónica Group.
4 Short-term variable remuneration (bonus): Variable amount linked to the performance or achievement of a series of individual or group objectives (quantitative or qualitative) in a period equal to or less than one year, corresponding to 2016 and paid in 2017, by other companies of the Telefónica Group.
5 Remuneration for membership to the Board Committees of other companies of the Telefónica Group: Amount of the compensation in cash, with a pre-established payment period, whether or not consolidated at the time and accrued by the Board Member for their membership to the board of directors committees of other Companies of the Telefónica Group.
6 Other items: Among others, it includes the amounts received under payment in kind (general medical insurance and dental and vehicle coverage), fulfilled by other companies of the Telefónica Group.

Likewise, Mr. César Alierta Izuel, Mr. Gonzalo Hinojosa Fernández de Angulo, and Mr. Pablo Isla Álvarez de Tejera, stood down as Board Members on May 4, 2017, Mr. Julio Linares López stood down as Board Member on July 26, 2017, and Mr. Antonio Massanell Lavilla stood down as Board Member on December 21, 2017, reflecting below the payment received by them, respectively, in 2017 until the dates mentioned.

Directors	Salary[1]	Fixed compen-sation[2]	Attendance fees[3]	Short-term variable compensation[4]	Compensation for belonging to Committees of the Board[5]	Other items[6]	Total
Mr. César Alierta Izuel	—	—	—	—	—	—	—
Mr. Gonzalo Hinojosa Fernández de Angulo	—	9,125	—	—	—	—	9,125
Mr. Pablo Isla Álvarez de Tejera	—	—	—	—	—	—	—
Mr. Julio Linares López	—	—	—	—	—	—	—
Mr. Antonio Massanell Lavilla	—	—	—	—	—	—	—

1 Salary: Amount of non-variable payments and that which the Board Member of other companies of the Telefónica Group has received for their executive tasks.
2 Fixed remuneration: Amount of the compensation in cash, with a pre-established payment period, whether or not consolidated at the time and received by the Board Member for their membership to the board of directors of other Companies of the Telefónica Group.
3 Allowance: Total amount of the allowances for attending the board of director meetings of other Companies of the Telefónica Group.
4 Short-term variable remuneration (bonus): Variable amount linked to the performance or achievement of a series of individual or group objectives (quantitative or qualitative) in a period equal to or less than one year, corresponding to 2016 and paid in 2017, by other companies of the Telefónica Group.
5 Remuneration for membership to the Board Committees of other companies of the Telefónica Group: Amount of the compensation in cash, with a pre-established payment period, whether or not consolidated at the time and accrued by the Board Member for their membership to the board of directors committees of other Companies of the Telefónica Group.
6 Other items: Among others, it includes the amounts received under payment in kind (general medical insurance and dental and vehicle coverage), fulfilled by other companies of the Telefónica Group.

Additionally, as mentioned in the Retributive Policy section, the Executive Board Members have a series of Assistance Services. Below, the contributions made during 2017 are detailed for the Company's two long-term savings systems (Pension Plans and Social Welfare Plan):

LONG-TERM SAVINGS SYSTEMS
(Amounts in euros)

Directors	Contributions for fiscal year 2017
Mr. José María Álvarez-Pallete López	673,085
Mr. Ángel Vilá Boix (since July 26, 2017)	268,922
The breakdown of the long-term saving systems includes contributions to Pension Plans, to the Benefit Plan and to the Unit link-type Insurance, as set out below:

(Amounts in euros)

Directors	Contributions to Pension Plans	Contributions to Benefits Plan[1]	Contributions to Unit link-type Insurance/Pension Plan Surplus
Mr. José María Álvarez-Pallete López	6,060	540,968	126,057
Mr. Ángel Vilá Boix (since July 26,2017)	—	212,665	56,257
1 Contributions to the Executive Benefits Plan in 2006, funded solely by the Company, to supplement the Pension Plan in effect, which entails defined contributions equal to a particular percentage of the Officer’s fixed compensation based on professional levels within the Telefónica Group’s organization.

It is noted that in 2015 applicable law reduced the financial and tax limits of the contributions to Pension Plans; for this reason, in order to compensate for the difference in favor of the Beneficiaries, a Unit-link type group insurance policy was arranged to channel such differences that occur during each fiscal year.
This Unit-link type insurance is arranged with the entity Seguros de Vida y Pensiones Antares, S.A., and covers the same contingencies as those of the “Pension Plan” and the same exceptional liquidity events in case of serious illness or long-term unemployment.
The 2017 amounts for life insurance premiums were as follows:
LIFE INSURANCE PREMIUMS
(Amounts in euros)

Directors	Life insurance premiums
Mr. José María Álvarez-Pallete López	14,270
Mr. Ángel Vilá Boix (since July 26,2017)	7,759
Mr. César Alierta Izuel (until May 4,2017)	855

With regard to payment plans based on shares (in those in which the Executive Board Members participate exclusively), the following two long-term variable payment plans existed in effect for 2017:
1. The one named "Performance & Investment Plan" ("PIP") composed of three cycles (2014-2017; 2015-2018; 2016-2019), approved by the General Shareholder's Meeting held on May 30, 2014. The first cycle of this Plan started in 2014 and concluded in October of 2017. In accordance with that established in its general conditions, the delivery of shares did not occur in the first cycle of the Plan (2014-2017), therefore no share was delivered to the Executive Board Members that participated in this cycle.
The second cycle of this Plan started in 2015 and will end in October 2018.
With regard to the third cycle of this Plan (2016-2019), the Board of Directors of the Company, following a favorable report from the Appointments, Remuneration and Good Governance Committee, resolved not to execute or implement it, after having decided that it was not sufficiently in line with the Telefónica Group's strategic plan, taking into account the circumstances and macroeconomic environment.
The number of theoretical shares assigned (without co-investment) is defined below, as well as the maximum number of shares assigned in the event of compliance with the "co-investment" requirement established in the Plan and of maximum compliance of the TSR objective fixed for the second cycle of the Plan.

PIP - Second phase / 2015-2018

Directors	Theoretical shares allocated (without co-investment)	Maximum number of shares (*)
Mr. José María Álvarez-Pallete López	192,000	300,000
Mr. Ángel Vilá Boix	120,000	187,500
Mr. César Alierta Izuel	324,000	506,250
(*) Maximum possible number of shares to be received in case of meeting the co-investment requirement and maximum completion of TSR target.
Mr. César Alierta Izuel ceased his position as Director on May 4, 2017.

In any case, it is clarified that no share has been delivered to the Executive Board Members under the second cycle of the PIP and that the previous box only reflects the number of potentially deliverable shares in different scenarios, without supposing in any way that they will effectively be delivered in whole or in part.
In effect, the number of Telefónica, S.A. shares that, always within the maximum established, could be object of delivery, when applicable, is conditioned to the Participants and is determined depending on the Total Shareholder Return ("TSR") of the Telefónica, S.A. share during the duration period of the cycle (3 years), with relation to the TSRs experienced by certain companies belonging to the telecommunications sector, weighted according to their relevance for Telefónica, S.A., that for the purposes of the Plan will constitute a comparison group (hereinafter, the "Comparison Group"). The companies included in the Comparison Group are listed below: America Movil, BT Group, Deutsche Telekom, Orange, Telecom Italia, Vodafone Group, Proximus, Royal KPN, Millicom, Oi, Swisscom, Telenor, TeliaSonera, and Tim Participaçoes.
The achievement scale approved by the Board is the following: in the event that the performance of the TSR of the Telefónica, S.A. share is located in, at least, the median of the Comparison Group, the number of shares to be delivered will be 30% of the maximum. For the case of said performance located in the third quartile of the Comparison Group, the number of shares to be delivered will be 100% of the maximum. Those cases that are located between the median and the third quartile will be calculated by linear interpolation. In the event that the TSR performance of the Telefónica, S.A. share is located in the ninth decile or above, the percentage to be delivered will be greater than 100%, up to a maximum of 125%, being calculated by linear interpolation between said third quartile and the ninth decile.
2. The second plan is the incentive plan for the purchase of Telefónica, S.A. shares. (2015-2017) directed to all the employees of the Group at the international scale (including leadership, as well as the Executive Board Members) called "Overall Incentive Plan for the Purchasing of Shares for Employees" ("GESP"), whose third edition was approved by the General Shareholder's Meeting of the Company held on May 30, 2014.
This Plan was aimed at strengthening the character of the overall employer of Telefónica, creating a common payment culture throughout the Company, promoting participation in the capital of the totality of the employees of the Group, and fostering motivation and loyalty.
Under this Plan, employees were offered the option to acquire Telefónica, S.A. shares during a maximum twelve month period (the acquisition period), with the company undertaking to deliver a certain number of free shares to participants, subject to certain requirements. Each employee was limited to buying a maximum of 1,800 euros in shares, subject to a minimum of 300 euros. If the employee remained part of the Telefónica Group and held onto the shares for one year following the acquisition period (the consolidation period), they were entitled to receive one free share for each share they acquired and retained throughout the consolidation period.
The Executive Board Members, Mr. José María Álvarez-Pallete López and Mr. Ángel Vilá Boix, and then Executive Board Member, Mr. César Alierta Izuel, decided to participate in this Plan 2015-2017 with the maximum contribution (that is, 150 euros monthly for twelve months), having each acquired a total of 357 shares (among which included those that they received for free, in accordance with that established in the general conditions of this Plan).
Additionally, it is worth noting that the external Board Members of the Company do not receive and have not received during 2017 any payment in terms of pensions or life insurance, nor participate in payment plans regarding the price value of the share (with the exception of that indicated for Mr. Alierta in the previous boxes).
Likewise, the Company does not grant and has not granted, in 2017, any advances, loans or credits in favor of the Board Members, nor in favor of their Senior Management, complying with the demands of the Sarbanes-Oxley Act published in the United States, and that is applicable to Telefónica as a company listed in that market.

Compensation of the Senior Management of the Company.

The Management that in 2017 included the Senior Management[1] of the Company, excluding those that form an integral part of the Board of Directors, received a total of 7,566,822 euros in 2017.
Regarding long-term savings systems, the contributions made on behalf of the Telefónica Group during 2017 to the Social Welfare Plan described in the note on "Income and expenses" in regard to those Managers amount to 874,796 euros; the contributions corresponding to the Pension Plan amount to 24,058 euros; and the contributions to Unit Linked Excess Insurance Pension Plan amount to 83,089 euros
Likewise, the amounts relative to the payment in kind (among which includes, the quotes for life insurance and other types of insurance, such as general medical insurance and dental and vehicle coverage), have been 94,637 euros.
Moreover, and with regard to payment plans based on shares, during 2017 the following two long-term variable payment plans existed:
1. The one named "Performance & Investment Plan" ("PIP") composed of three cycles (2014-2017; 2015-2018; 2016-2019), approved by the General Shareholder's Meeting held on May 30, 2014. The first cycle of this Plan started in 2014 and concluded in October of 2017. In accordance with that established in its general conditions, the delivery of shares did not happen in the first cycle of the Plan (2014-2017), therefore no share was delivered to the Managers that participated in this cycle.
The number of theoretical shares assigned (without co-investment) at the beginning of the second cycle (2015-2018) to the group of the senior executives in the Senior Management of the Company and the maximum number of shares assigned[2] is 197,650 and 307,063, respectively.
In any case, it is clarified that no share has been delivered to the Executive Board Members under the first or second cycle of the Second PIP and that the previous box only reflects the number of potentially deliverable shares in different scenarios, without supposing in any way that they will effectively be delivered in whole or in part.
With regard to the third cycle of this Plan (2016-2019), the Board of Directors of the Company, following a favorable report from the Appointments, Remuneration and Good Governance Committee, resolved not to execute or implement it, after having decided that it was not sufficiently in line with the Telefónica Group's strategic plan, taking into account the circumstances and macroeconomic environment.
2. The second Plan is the ""Overall Incentive Plan for the Purchasing of Shares for Employees" ("GESP") (2015-2017), whose third edition was approved by the General Shareholder's Meeting of the Company held on May 30, 2014.
The Managers that have decided to participate in it with the maximum contribution (that is, 150 euros monthly for twelve months) have acquired a total of 1,429 shares (among which included those that they received for free, in accordance with that established in the general conditions of said Plan).

1 Senior Management being understood, for these purposes, those persons that implement, de facto or de jure, senior management duties reporting directly to the Board of Directors or Executive Committees or Managing Directors of the Company, including in any case the supervisor of Internal Auditing.
2 Maximum number possible of shares to be received in the event of fulfilling the co-investment requirement and maximum compliance of the TSR objective.